Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	IFRS 16 [member]	Adjusted opening balance [member]	Parent Company's Net Investment [member]	Parent Company's Net Investment [member] IFRS 16 [member]	Parent Company's Net Investment [member] Adjusted opening balance [member]	Share capital [member]	Share capital [member] IFRS 16 [member]	Share capital [member] Adjusted opening balance [member]	Share issuance costs [member]	Share issuance costs [member] IFRS 16 [member]	Share issuance costs [member] Adjusted opening balance [member]	Share-based compensation reserve for granted [member]	Share-based compensation reserve for granted [member] IFRS 16 [member]	Share-based compensation reserve for granted [member] Adjusted opening balance [member]	Share-based compensation reserve for vested [member]	Share-based compensation reserve for vested [member] IFRS 16 [member]	Share-based compensation reserve for vested [member] Adjusted opening balance [member]	Treasury shares	Treasury shares IFRS 16 [member]	Treasury shares Adjusted opening balance [member]	Accumulated losses [member]	Accumulated losses [member] IFRS 16 [member]	Accumulated losses [member] Adjusted opening balance [member]
Equity at beginning of the period at Dec. 31, 2018	R$ 3,268,501	R$ (283)	R$ 3,268,218	R$ 3,268,501	R$ (283)	R$ 3,268,218
Capitalization of bonds	1,508,297			1,508,297
Contribution of bonds from parent company	(1,535,801)			(1,535,801)
Share-based payment contributions	1,372			1,372
Derecognition of deferred tax assets	(83,859)			(83,859)
Parent Company's Net investment (deficit)	2,564			2,564
Comprehensive loss for the year
Loss for the year	(60,708)			(60,708)
Total comprehensive loss for the year	(60,708)
Equity at end of the period at Dec. 31, 2019	3,100,083			3,100,083
Share-based payment contributions	686															686
Parent Company's Net investment (deficit)	(6,335)			(6,335)
Changes in parent company's investment, net				(3,093,748)			3,123,245									(686)						(28,811)
Capital contribution	2,426						2,426
Comprehensive loss for the year
Loss for the year	(45,649)																					(45,649)
Total comprehensive loss for the year	(45,649)																					(45,649)
Shareholders' contribution and distributions to shareholders
Issuance of common shares at initial public offering	1,836,317						1,836,317
Share based compensation granted and issued	38,962												38,962
Share issuance costs, net of taxes	(141,173)									(141,173)
Total shareholders' contribution and distributions to shareholders	1,734,106						1,836,317			(141,173)
Equity at end of the period at Dec. 31, 2020	4,785,317						4,961,988			(141,173)			38,962									(74,460)
Comprehensive loss for the year
Loss for the year	(118,754)																					(118,754)
Total comprehensive loss for the year	(118,754)																					(118,754)
Shareholders' contribution and distributions to shareholders
Share based compensation granted and issued	22,526												22,526
Share based compensation vested (Note 23a itens i,ii and iii)													(31,043)			31,043
Acquisition of shares (Note 23d)	(23,880)																		(23,880)
Equity at end of the period at Dec. 31, 2021	R$ 4,665,209						R$ 4,961,988			R$ (141,173)			R$ 30,445			R$ 31,043			R$ (23,880)			R$ (193,214)